General Information and Basis of Presentation- Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of General Information And Basis Of Presentation [Abstract]
Country of incorporation	Cayman Islands
Address of registered office	P.O. Box 613, Harbour Centre, George Town, Grand Cayman, KY1-1107, Cayman Islands.
Disclosure Of Classes Of Share Capital [Line Items]
Accumulated losses	$ 531,700
Net operating income	7,308	$ (32,106)
Net operating cash outflow	7,974	31,155
net assets	110,479		$ 101,043
Cash and cash equivalents	$ 110,174	$ 81,609	$ 106,007	$ 79,010
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares represented by one depositary share	1
Par value per share (in dollars per share)	$ 0.000174